Other Income, Net	12 Months Ended
Mar. 31, 2024
Other Income, Net [Abstract]
OTHER INCOME, NET

Note 4 — OTHER INCOME, NET

	For the years ended March 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Gain on foreign currency exchange, net	123	403	21,083	15,646
Operating lease modifications	—	53,991	7,025	5,213
(Loss)/ Gain on disposal of property, plant and equipment	(3,723)	386	5,000	3,711
Rental income	11,670	—	19,003	14,102
Fair value change in financial instrument	5,758	1,542	9,502	7,052
Government grants	116,665	100,556	136,827	101,541
Toal other income, net	130,493	156,878	198,440	147,265

Rental income related to short-term leasing of machineries to a third-party customer for the year ended March 31, 2022.

Rental income related to short-term leasing of premises to a third-party customer for the year ended March 31, 2024.